CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 21,089	$ 8,693
Restricted cash	1,487	1,470
Inventories	55,684	54,384
Prepaid expenses	5,277	6,273
Other current assets	1,359	679
Total current assets	107,327	91,043
Property and equipment, net	5,931	8,328
Intangible assets, net	582,863	639,165
Goodwill	334,620	334,620
Right-of-use asset, net	11,589	16,384
Other non-current assets	380	535
TOTAL ASSETS	1,042,710	1,090,075
CURRENT LIABILITIES:
Current portion of lease liabilities	2,400	2,041
Current portion of long-term debt	8,529	20,095
Other current liabilities (including related party liability of $5,856 and $9,914 as of December 31, 2023 (Successor Period) and December 31, 2022 (Successor Period), respectively)	23,698	26,123
Total current liabilities	62,714	72,505
Long-term debt, net	151,264	159,229
Derivative warrant liabilities	28,647	18,311
Long-term lease liabilities	15,531	17,882
Deferred income tax liabilities	15,229	22,250
Other non-current liabilities	52	0
TOTAL LIABILITIES	273,437	290,177
COMMITMENTS AND CONTINGENCIES (NOTE 17)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	871,527	796,038
Retained earnings	(246,761)	(156,780)
Accumulated other comprehensive income (loss)	(151)	(29)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	624,626	639,239
Noncontrolling interest	144,647	160,659
TOTAL SHAREHOLDERS' EQUITY	769,273	799,898
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,042,710	1,090,075
Nonrelated Party
CURRENT ASSETS:
Accounts receivable, net	21,330	19,259
CURRENT LIABILITIES:
Accounts payable	28,069	23,873
Related Party
CURRENT ASSETS:
Accounts receivable, net	1,101	285
CURRENT LIABILITIES:
Accounts payable	18	373
Other current liabilities (including related party liability of $5,856 and $9,914 as of December 31, 2023 (Successor Period) and December 31, 2022 (Successor Period), respectively)	5,856	9,914
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares	9	8
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares	$ 2	$ 2